Acquisitions and divestitures - Discontinued operations - Sale of Fertilizers assets (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	May 31, 2018
Fertilizers | Discontinued operations
Non-current assets and liabilities held for sale and discontinued operations
Loss recognized on adjustment of net assets held for sale		$ 55
Cubatao | Discontinued operations
Non-current assets and liabilities held for sale and discontinued operations
Loss recognized on adjustment of net assets held for sale		$ 69
Mosaic | Fertilizers
Non-current assets and liabilities held for sale and discontinued operations
Cash received from disposal of non-current assets held for sale	$ 1,080
Number of common shares received on disposal of non-current assets held for sale	34.2
Percentage of total outstanding common shares to be received on disposal of non-current assets held for sale	8.90%
Value of common shares to be received on disposal of non-current assets held for sale	$ 899
Yara | Cubatao
Non-current assets and liabilities held for sale and discontinued operations
Cash consideration on disposal of non-current assets held for sale			$ 255